UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-05011



Name of Fund: CMA Multi-State Municipal Series Trust CMA Arizona Municipal

Money Fund CMA California Municipal Money Fund CMA Connecticut Municipal Money

Fund CMA Florida Municipal Money Fund CMA Massachusetts Municipal Money Fund

CMA Michigan Municipal Money Fund CMA New Jersey Municipal Money Fund CMA New

York Municipal Money Fund CMA North Carolina Municipal Money Fund CMA Ohio

Municipal Money Fund CMA Pennsylvania Municipal Money Fund



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 221-7210 Date of fiscal year end: 03/31 Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended

June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



CMA Multi-State Municipal Series Trust



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

CMA Multi-State Municipal Series Trust



Date: August 15, 2008